FINANCIAL LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
SCHEDULE OF FINANCIAL LIABILITY
	December 31, 2022	December 31, 2021
Convertible note payable, net of debt issuance costs	$52,143	$-
Warrant liabilities, net of debt issuance costs	$1,389,643	$-

SCHEDULE OF CONVERTIBLE DEBT

Convertible note	First Tranche	Second Tranche	Total
Initial recognition	$3,438,933	$-	$3,438,933
Amortization of insurance cost	358,155	288,095	$646,250
Conversion to ordinary shares	(3,797,088)	(235,952)	(4,033,040)
Balance as of December 31, 2022	$-	$52,143	$52,143

SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS

The following reflects the inputs and assumptions used:

	January 24, 2022	May 23, 2022	December 31 2022
Exercise price	$6.00	$6.00	$6.00
Share price	$3.64	$14.94	$4.66
Expected term from grant date (in years)	5.00	5.00	4.10 for Initial Warrant and 4.50 for Second Warrant
Expected volatility	96.32%	95.90%	96.03%
Risk-free interest rate	1.53%	2.88%	3.99%
Dividend yield (per share)	-	-	-

SCHEDULE OF WARRANT LIABILITIES

The movement of warrant liabilities is summarized as follows:

Balance as of January 1, 2022	$-
Issuance of Initial Warrant as of January 24, 2022	915,644
Issuance of Second Warrant as of May 23, 2022	4,833,325
50,000 warrant shares exercised on June 16, 2022	(119,343)
185,000 warrant shares exercised on August 18, 2022	(915,799)
90,000 warrant shares exercised on August 29, 2022	(445,524)
Change in fair value of warrant liabilities for the year	(2,878,660)
Balance as of December 31, 2022	$1,389,643